Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 431		$ 233
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	32,938,011	32,938,011	32,313,761	32,313,761
Ordinary shares, shares outstanding	31,759,312	31,759,312	31,135,062	31,135,062
Treasury stock, shares	1,178,699	1,178,699	1,178,699	1,178,699